Other financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other Financial Assets And Liabilities
Schedule of movement other financial assets and liabilities

Movement of other financial assets/(liabilities) during the period are as follows:

	Other financial assets	Other financial liabilities
	US$	US$
Balance as at February 21, 2025	3,969,000	(4,167,450)
Selling of shares for settlement of transaction fee	(343,198)	-
Fair value adjustment	(233,947)	220,500
Balance as at December 31, 2025	3,391,855	(3,946,950)